Leases - Schedule Of Finance And Operating Lease Assets And Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Operating	$ 0	$ 0	$ 60
Finance	1	1	20
Long-term
Operating	2,327	2,454	1,289
Finance	49	96	241
Total right-of-use assets	2,377	2,551	1,610
Current
Operating	225	205	0
Finance	6	377	0
Noncurrent
Operating	2,167	2,300	1,209
Finance	94	98	433
Total lease liabilities	$ 2,492	$ 2,980	$ 1,642